Dividends - Total coupons on capital securities classified as equity (Details)	12 Months Ended
	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2022 USD ($) € / shares	Dec. 31, 2022 USD ($) £ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 GBP (£)	Dec. 31, 2022 SGD ($)
Disclosure Of Other Equity [Line Items]
Dividends on other equity instruments	$ 6,544,000,000				$ 5,790,000,000	$ 1,331,000,000
$2,000m issued at 6.875%2
Disclosure Of Other Equity [Line Items]
Notional amount	$ 2,000,000,000	$ 2,000,000,000	$ 2,000,000,000	$ 2,000,000,000
Other equity instruments interest rate	6.875%	6.875%	6.875%	6.875%			6.875%	6.875%	6.875%
$2,250m issued at 6.375%
Disclosure Of Other Equity [Line Items]
Notional amount	$ 2,250,000,000	$ 2,250,000,000	$ 2,250,000,000	$ 2,250,000,000
Other equity instruments interest rate	6.375%	6.375%	6.375%	6.375%			6.375%	6.375%	6.375%
$2,450m issued at 6.375%
Disclosure Of Other Equity [Line Items]
Notional amount	$ 2,450,000,000	$ 2,450,000,000	$ 2,450,000,000	$ 2,450,000,000
Other equity instruments interest rate	6.375%	6.375%	6.375%	6.375%			6.375%	6.375%	6.375%
$3,000m issued at 6.000%
Disclosure Of Other Equity [Line Items]
Notional amount	$ 3,000,000,000	$ 3,000,000,000	$ 3,000,000,000	$ 3,000,000,000
Other equity instruments interest rate	6.00%	6.00%	6.00%	6.00%			6.00%	6.00%	6.00%
$2,350m issued at 6.250%
Disclosure Of Other Equity [Line Items]
Notional amount	$ 2,350,000,000	$ 2,350,000,000	$ 2,350,000,000	$ 2,350,000,000
Other equity instruments interest rate	6.25%	6.25%	6.25%	6.25%			6.25%	6.25%	6.25%
$1,800m issued at 6.500%
Disclosure Of Other Equity [Line Items]
Notional amount	$ 1,800,000,000	$ 1,800,000,000	$ 1,800,000,000	$ 1,800,000,000
Other equity instruments interest rate	6.50%	6.50%	6.50%	6.50%			6.50%	6.50%	6.50%
$1,500m issued at 4.600%
Disclosure Of Other Equity [Line Items]
Notional amount	$ 1,500,000,000	$ 1,500,000,000	$ 1,500,000,000	$ 1,500,000,000
Other equity instruments interest rate	4.60%	4.60%	4.60%	4.60%			4.60%	4.60%	4.60%
$1,000m issued at 4.000%
Disclosure Of Other Equity [Line Items]
Notional amount	$ 1,000,000,000	$ 1,000,000,000	$ 1,000,000,000	$ 1,000,000,000
Other equity instruments interest rate	4.00%	4.00%	4.00%	4.00%			4.00%	4.00%	4.00%
$1,000m issued at 4.700%
Disclosure Of Other Equity [Line Items]
Notional amount	$ 1,000,000,000	$ 1,000,000,000	$ 1,000,000,000	$ 1,000,000,000
Other equity instruments interest rate	4.70%	4.70%	4.70%	4.70%			4.70%	4.70%	4.70%
€1,500m issued at 5.250%
Disclosure Of Other Equity [Line Items]
Notional amount | €							€ 1,500,000,000
Other equity instruments interest rate	5.25%	5.25%	5.25%	5.25%			5.25%	5.25%	5.25%
€1,000m issued at 6.000%
Disclosure Of Other Equity [Line Items]
Notional amount | €							€ 1,000,000,000
Other equity instruments interest rate	6.00%	6.00%	6.00%	6.00%			6.00%	6.00%	6.00%
€1,250m issued at 4.750%
Disclosure Of Other Equity [Line Items]
Notional amount | €							€ 1,250,000,000
Other equity instruments interest rate	4.75%	4.75%	4.75%	4.75%			4.75%	4.75%	4.75%
£1,000m issued at 5.875%
Disclosure Of Other Equity [Line Items]
Notional amount | £								£ 1,000,000,000
Other equity instruments interest rate	5.875%	5.875%	5.875%	5.875%			5.875%	5.875%	5.875%
SGD1,000m issued at 4.700%
Disclosure Of Other Equity [Line Items]
Notional amount									$ 1,000,000,000
Other equity instruments interest rate	4.70%	4.70%	4.70%	4.70%			4.70%	4.70%	4.70%
SGD750m issued at 5.000%
Disclosure Of Other Equity [Line Items]
Notional amount									$ 750,000,000
Other equity instruments interest rate	5.00%	5.00%	5.00%	5.00%			5.00%	5.00%	5.00%
Other equity interest
Disclosure Of Other Equity [Line Items]
Dividends on other equity instruments	$ 1,214,000,000				1,303,000,000	1,241,000,000
Other equity interest | $2,000m issued at 6.875%2
Disclosure Of Other Equity [Line Items]
Dividends on other equity instruments (in dollars per share) | $ / shares	$ 68.750
Dividends on other equity instruments	$ 0				69,000,000	138,000,000
Other equity interest | $2,250m issued at 6.375%
Disclosure Of Other Equity [Line Items]
Dividends on other equity instruments (in dollars per share) | $ / shares	$ 63.750
Dividends on other equity instruments	$ 143,000,000				143,000,000	143,000,000
Other equity interest | $2,450m issued at 6.375%
Disclosure Of Other Equity [Line Items]
Dividends on other equity instruments (in dollars per share) | $ / shares	$ 63.750
Dividends on other equity instruments	$ 156,000,000				156,000,000	156,000,000
Other equity interest | $3,000m issued at 6.000%
Disclosure Of Other Equity [Line Items]
Dividends on other equity instruments (in dollars per share) | $ / shares	$ 60.000
Dividends on other equity instruments	$ 180,000,000				180,000,000	180,000,000
Other equity interest | $2,350m issued at 6.250%
Disclosure Of Other Equity [Line Items]
Dividends on other equity instruments (in dollars per share) | $ / shares	$ 62.500
Dividends on other equity instruments	$ 147,000,000				147,000,000	147,000,000
Other equity interest | $1,800m issued at 6.500%
Disclosure Of Other Equity [Line Items]
Dividends on other equity instruments (in dollars per share) | $ / shares	$ 65.000
Dividends on other equity instruments	$ 117,000,000				117,000,000	117,000,000
Other equity interest | $1,500m issued at 4.600%
Disclosure Of Other Equity [Line Items]
Dividends on other equity instruments (in dollars per share) | $ / shares	$ 46.000
Dividends on other equity instruments	$ 69,000,000				69,000,000	0
Other equity interest | $1,000m issued at 4.000%
Disclosure Of Other Equity [Line Items]
Dividends on other equity instruments (in dollars per share) | $ / shares	$ 40.000
Dividends on other equity instruments	$ 40,000,000				20,000,000	0
Other equity interest | $1,000m issued at 4.700%
Disclosure Of Other Equity [Line Items]
Dividends on other equity instruments (in dollars per share) | $ / shares	$ 47.000
Dividends on other equity instruments	$ 47,000,000				24,000,000	0
Other equity interest | €1,500m issued at 5.250%
Disclosure Of Other Equity [Line Items]
Dividends on other equity instruments (in dollars per share) | € / shares		$ 52.500
Dividends on other equity instruments	76,000,000				93,000,000	90,000,000
Other equity interest | €1,000m issued at 6.000%
Disclosure Of Other Equity [Line Items]
Dividends on other equity instruments (in dollars per share) | € / shares		60.000
Dividends on other equity instruments	63,000,000				70,000,000	67,000,000
Other equity interest | €1,250m issued at 4.750%
Disclosure Of Other Equity [Line Items]
Dividends on other equity instruments (in dollars per share) | € / shares		$ 47.500
Dividends on other equity instruments	65,000,000				72,000,000	67,000,000
Other equity interest | £1,000m issued at 5.875%
Disclosure Of Other Equity [Line Items]
Dividends on other equity instruments (in dollars per share) | £ / shares			$ 58.750
Dividends on other equity instruments	70,000,000				80,000,000	74,000,000
Other equity interest | SGD1,000m issued at 4.700%
Disclosure Of Other Equity [Line Items]
Dividends on other equity instruments (in dollars per share) | $ / shares				$ 47.000
Dividends on other equity instruments	14,000,000				35,000,000	35,000,000
Other equity interest | SGD750m issued at 5.000%
Disclosure Of Other Equity [Line Items]
Dividends on other equity instruments (in dollars per share) | $ / shares				$ 50.000
Dividends on other equity instruments	27,000,000				$ 28,000,000	$ 27,000,000
Contingent convertible securities
Disclosure Of Other Equity [Line Items]
Discretionary coupons denominations per security	1,000	$ 1,000	$ 1,000	$ 1,000
Contingent convertible securities | $2,250m issued at 6.375%
Disclosure Of Other Equity [Line Items]
Notional amount	$ 2,250,000,000	$ 2,250,000,000	$ 2,250,000,000	$ 2,250,000,000
Other equity instruments interest rate	6.375%	6.375%	6.375%	6.375%			6.375%	6.375%	6.375%
Contingent convertible securities | $2,450m issued at 6.375%
Disclosure Of Other Equity [Line Items]
Notional amount	$ 2,450,000,000	$ 2,450,000,000	$ 2,450,000,000	$ 2,450,000,000
Other equity instruments interest rate	6.375%	6.375%	6.375%	6.375%			6.375%	6.375%	6.375%
Contingent convertible securities | $3,000m issued at 6.000%
Disclosure Of Other Equity [Line Items]
Notional amount	$ 3,000,000,000	$ 3,000,000,000	$ 3,000,000,000	$ 3,000,000,000
Other equity instruments interest rate	6.00%	6.00%	6.00%	6.00%			6.00%	6.00%	6.00%
Contingent convertible securities | $2,350m issued at 6.250%
Disclosure Of Other Equity [Line Items]
Notional amount	$ 2,350,000,000	$ 2,350,000,000	$ 2,350,000,000	$ 2,350,000,000
Other equity instruments interest rate	6.25%	6.25%	6.25%	6.25%			6.25%	6.25%	6.25%
Contingent convertible securities | $1,800m issued at 6.500%
Disclosure Of Other Equity [Line Items]
Notional amount	$ 1,800,000,000	$ 1,800,000,000	$ 1,800,000,000	$ 1,800,000,000
Other equity instruments interest rate	6.50%	6.50%	6.50%	6.50%			6.50%	6.50%	6.50%
Contingent convertible securities | $1,500m issued at 4.600%
Disclosure Of Other Equity [Line Items]
Notional amount	$ 1,500,000,000	$ 1,500,000,000	$ 1,500,000,000	$ 1,500,000,000
Other equity instruments interest rate	4.60%	4.60%	4.60%	4.60%			4.60%	4.60%	4.60%
Contingent convertible securities | $1,000m issued at 4.000%
Disclosure Of Other Equity [Line Items]
Notional amount	$ 1,000	$ 1,000	$ 1,000	$ 1,000
Other equity instruments interest rate	4.00%	4.00%	4.00%	4.00%			4.00%	4.00%	4.00%
Contingent convertible securities | $1,000m issued at 4.700%
Disclosure Of Other Equity [Line Items]
Notional amount	$ 1,000	$ 1,000	$ 1,000	$ 1,000
Other equity instruments interest rate	4.70%	4.70%	4.70%	4.70%			4.70%	4.70%	4.70%
Contingent convertible securities | €1,500m issued at 5.250%
Disclosure Of Other Equity [Line Items]
Notional amount | €							€ 1,500,000,000
Other equity instruments interest rate	5.25%	5.25%	5.25%	5.25%			5.25%	5.25%	5.25%
Contingent convertible securities | €1,000m issued at 6.000%
Disclosure Of Other Equity [Line Items]
Notional amount | €							€ 1,000,000,000
Other equity instruments interest rate	6.00%	6.00%	6.00%	6.00%			6.00%	6.00%	6.00%
Contingent convertible securities | €1,250m issued at 4.750%
Disclosure Of Other Equity [Line Items]
Notional amount | €							€ 1,250,000,000
Other equity instruments interest rate	4.75%	4.75%	4.75%	4.75%			4.75%	4.75%	4.75%
Contingent convertible securities | £1,000m issued at 5.875%
Disclosure Of Other Equity [Line Items]
Notional amount | £								£ 1,000,000,000
Other equity instruments interest rate	5.875%	5.875%	5.875%	5.875%			5.875%	5.875%	5.875%
Contingent convertible securities | SGD1,000m issued at 4.700%
Disclosure Of Other Equity [Line Items]
Notional amount									$ 1,000,000,000
Other equity instruments interest rate	4.70%	4.70%	4.70%	4.70%			4.70%	4.70%	4.70%
Contingent convertible securities | SGD750m issued at 5.000%
Disclosure Of Other Equity [Line Items]
Notional amount									$ 750,000,000
Other equity instruments interest rate	5.00%	5.00%	5.00%	5.00%			5.00%	5.00%	5.00%